UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-6349

Name of Fund: Merrill Lynch Latin America Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/04

Date of reporting period: 12/01/03 - 05/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Latin America Fund, Inc.

Semi-Annual Report
May 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Latin America Fund, Inc.

Portfolio Information as of May 31, 2004

                                                                      Percent of
Ten Largest Holdings (Equity Investments)                             Net Assets
--------------------------------------------------------------------------------
America Movil, SA de CV 'L' (ADR) ...................................    9.4%
Petroleo Brasileiro SA--Petrobras (ADR)* ............................    8.9
Companhia Vale do Rio Doce (Sponsored ADR) ..........................    8.5
Telefonos de Mexico SA 'L' (ADR) ....................................    7.8
Cemex, SA de CV (ADR) ...............................................    4.8
Wal-Mart de Mexico, SA de CV 'V' ....................................    4.6
Banco Itau Holding Financeiro SA (ADR) ..............................    3.8
Companhia de Bebidas das Americas (ADR) .............................    3.5
Weg SA ..............................................................    2.6
Fomento Economico Mexicano, SA de CV (ADR) ..........................    2.3
--------------------------------------------------------------------------------
*     Includes combined holdings.

                                                                      Percent of
Five Largest Industries+ (Equity Investments)                         Net Assets
--------------------------------------------------------------------------------
Integrated Telecommunication Services ...............................    14.8%
Metals & Mining .....................................................    13.5
Wireless Telecommunication Services .................................    13.2
Oil & Gas ...........................................................     8.9
Banks ...............................................................     5.8
--------------------------------------------------------------------------------
+ For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Geographic Allocation as of May 31, 2004

                                                                     Percent of
Country                                                              Net Assets*
--------------------------------------------------------------------------------
Brazil ..............................................................    48.5%
Mexico ..............................................................    37.6
Chile ...............................................................     7.8
Argentina ...........................................................     1.6
Peru ................................................................     1.2
Venezuela ...........................................................     0.5
Colombia ............................................................     0.3
--------------------------------------------------------------------------------
*     Total may not equal 100%.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2        MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

A Letter From the President

Dear Shareholder

Equity markets posted positive results for the most recent reporting periods. The U.S. stock market, as measured by the Standard & Poor's 500 Index, had respective returns of +6.79% and +18.33% for the six-month and 12-month periods ended May 31, 2004. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index, which measures the performance of equity markets in 21 developed nations (excluding the United States and Canada), returned +10.32% and +32.66% for the six-month and 12-month periods, respectively. Emerging markets, as represented by the MSCI Emerging Markets Index, returned +5.75% and +40.10% for the same periods.

The positive market returns have been supported by improving economies in important areas around the globe. In particular, the U.S. economy has benefited from fiscal and monetary stimulus in the form of low interest rates and tax cuts. This has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. Since the United States represents 32% of global gross domestic product (GDP), the acceleration of its economy has provided encouragement to other areas of the world.

Elsewhere, China has recorded a remarkable rate of economic expansion. With real GDP growth of 9.1% in 2003, the country has helped fuel growth in the economies of its trading partners. Given efforts to preempt inflation, China's growth is expected to ease somewhat in 2004, but still expand at a rate of 7% - 8%. Japan, in the meantime, has begun to emerge from 13 years of sluggish growth. In Europe, the European Union welcomed 10 new member nations in May, and the enhanced integration may create further economic opportunities.

The events and efforts of the past year leave us with stronger global economies today. Of course, markets will always fluctuate, and there are many uncertainties -- including the possibility of geopolitical events -- that can translate into negative market movements. Keeping this in mind, however, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, your financial advisor can help you develop a strategy most suitable for your circumstances through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Director


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004            3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund outperformed its benchmark and its comparable Lipper category for the period, benefiting most from successful stock selection in Brazil and Mexico.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended May 31, 2004, Merrill Lynch Latin America Fund, Inc.'s Class A, Class B, Class C and Class I Shares had total returns of +6.63%, +6.26%, +6.19% and +6.79%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) Fund returns compared favorably to the +5.70% return of the benchmark, the Morgan Stanley Capital International Emerging Markets (MSCI EM) Latin America Index, and the +5.83% return of the Lipper Latin American Funds category for the same period. (Funds in this Lipper category invest primarily in equity securities with primary trading markets or operations concentrated in the Latin America region or in a single country within this region.)

The past six months were characterized by tremendous volatility in Latin American markets. The prospect for rising interest rates in the United States and global investors' reduced risk appetite caused a significant sell-off across many emerging markets, including Latin America, during the latter part of the period. In this environment, the bulk of the Fund's outperformance relative to its benchmark was the result of strong stock selection across our two major markets -- Brazil and Mexico.

The Brazilian economy is beginning to show signs of growth on the heels of substantial interest rate cuts during the past year. For example, industrial production increased 5.8% in the first quarter of 2004 and continued to be strong in the second quarter. The Brazilian government remains fiscally prudent, and exports continue to post strong performance. In Mexico, the economy has begun to show signs of growth, with industrial production following the good performance seen in the United States. Inflation remains under control and gross domestic product growth in the first quarter, at 3.7%, was above the market consensus of 2.9%.

What changes were made to the portfolio during the period?

During the past six months, we reduced our exposure to the Brazilian market slightly, while increasing our exposure to the Mexican market. Overall, Brazil remained the largest overweight in the portfolio, and Mexico moved to a slight overweight. We continued to underweight the remaining markets, including Chile, where valuations were unattractive on a relative basis, as well as Venezuela, Peru, Colombia and Argentina.

In Brazil, we reduced our position in stocks with heavy balance sheet exposure to U.S.-dollar-denominated debt -- namely, chemical producer Braskem SA and water company Companhia de Saneamento Basico do Estado de Sao Paulo. We increased our holdings in the banking sector in an effort to benefit from a slower pace in interest rate cuts during 2004. We also increased our exposure to domestic economy plays, such as brewer AmBev and cosmetics company Natura Cosmeticos SA, a recent initial public offering. Finally, we focused investments on voting shares when possible and where we believe there is the likelihood of a strategic transaction in the future. Specifically, with regard to wireline operator Telemar Norte Leste SA, we switched out of its American Depositary Receipts, which represent non-voting shares, into the voting shares. Voting shares generally carry tag-along rights in the case of an acquisition, while the non-voting shares generally carry 10% higher dividends but no tag-along rights. (Tag-along rights allow minority shareholders to protect their stake in a company during a takeover.)


4        MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

In Mexico, we increased our exposure to some of the larger-capitalization stocks that we previously underweighted, including Telefonos de Mexico SA, Cemex, SA de CV, Fomento Economico Mexicana, SA de CV and Grupo Televisa SA. We made this move as the stock market benefited from its defensiveness on a global basis and the Mexican economy started to show signs of growth. In addition, we took profits in some Fund holdings that had outperformed, such as conglomerate Alfa, SA and copper producer Grupo Mexico, SA de CV. We also reduced our exposure to the banking sector following the buyout of Grupo Financiero BBVA Bancomer, SA de CV by parent company Banco BBVA in Spain.

How would you characterize the portfolio's position at the close of the period?

The portfolio continues to be positioned to take advantage of a recovery in economic activity in Brazil. While the Brazilian central bank has slowed the pace of interest rate easing, the local economy is starting to benefit from the greater than 10% cut in interest rates that took place since mid-2003. The government has proved time after time that it is committed to a prudent fiscal program, with a strong focus on low inflation and a gradual reduction of government debt. Finally, equity valuation parameters remain attractive relative to Brazil's historical measures as well as to other emerging markets. For all of these reasons, Brazil remains our top country overweight.

In Mexico, we have moved to a slight overweight position. This is largely attributed to bottom-up stock picking rather than a top-down country call. We continue to favor the homebuilding sector as a high growth area, wireless operator America Movil, SA de CV (a leader regionwide) and the retail sector due to the expected economic recovery. Chile remains underweight as equity valuation levels remain excessive, and the other markets offer few liquid investment opportunities.

William M. Landers
Vice President and Portfolio Manager

June 15, 2004


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004            5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors, as detailed in the Fund's prospectus.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                      6-Month         12-Month     10-Year/Since Inception
As of May 31, 2004                                  Total Return     Total Return       Total Return
==========================================================================================================
ML Latin America Fund, Inc. Class A Shares*             +6.63%          +36.08%            +20.28%
----------------------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class B Shares*             +6.26           +35.05             +11.04
----------------------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class C Shares*             +6.19           +34.99             - 2.94
----------------------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class I Shares*             +6.79           +36.43             + 7.41
----------------------------------------------------------------------------------------------------------
MSCI EM Latin America Index**                           +5.70           +36.34          +50.43/+27.37
----------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's 10-year/since inception returns are 10 years for Class A & Class B Shares and 10/21/94 for Class C & Class I Shares.
** This unmanaged market capitalization-weighted Index by Morgan Stanley Capital International is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in Argentina, Brazil, Chile and Mexico which are freely purchasable by foreign investors. Ten-year/since inception total returns are for ten years and from 10/31/94.


6        MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

Performance Data (concluded)

Average Annual Total Return

                                                Return Without     Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 5/31/04                              +36.08%          +28.94%
--------------------------------------------------------------------------------
Five Years Ended 5/31/04                            + 8.34           + 7.18
--------------------------------------------------------------------------------
Ten Years Ended 5/31/04                             + 1.86           + 1.32
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                        Return          Return
                                                     Without CDSC    With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 5/31/04                                 +35.05%         +31.05%
--------------------------------------------------------------------------------
Five Years Ended 5/31/04                               + 7.47          + 7.17
--------------------------------------------------------------------------------
Ten Years Ended 5/31/04                                + 1.05          + 1.05
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                        Return          Return
                                                     Without CDSC    With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 5/31/04                                 +34.99%         +33.99%
--------------------------------------------------------------------------------
Five Years Ended 5/31/04                               + 7.47          + 7.47
--------------------------------------------------------------------------------
Inception (10/21/94)
through 5/31/04                                        - 0.31          - 0.31
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                Return Without     Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 5/31/04                              +36.43%          +29.27%
--------------------------------------------------------------------------------
Five Years Ended 5/31/04                            + 8.61           + 7.45
--------------------------------------------------------------------------------
Inception (10/21/94)
through 5/31/04                                     + 0.75           + 0.18
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Officers and Directors

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
William M. Landers, Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004            7

[LOGO] Merrill Lynch Investment Managers

Consolidated Schedule of Investments                           (in U.S. dollars)

                                                                                                                         Percent of
Country            Industry@                          Shares Held     Common Stocks                             Value    Net Assets
===================================================================================================================================
Argentina          Apparel, Accessories &                 347,622    +Grimoldi SA 'B'                       $    199,901     0.2%
                   Luxury Goods
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities                     379,500    +Central Costanera SA 'B'                   510,921     0.5
                   ----------------------------------------------------------------------------------------------------------------
                   Oil                                     15,800     Tenaris SA (ADR)*                          522,980     0.5
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management                 658,317    +IRSA Inversiones y Representaciones
                   & Development                                      SA 'B'                                     485,457     0.4
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Argentina         1,719,259     1.6
===================================================================================================================================
Brazil             Apparel, Accessories &              12,284,085    +Empresa Nasional de Comercio SA             23,783     0.0
                   Luxury Goods
                   ----------------------------------------------------------------------------------------------------------------
                   Banks                                   17,000     Banco Bradesco SA (ADR)*                   730,150     0.7
                                                           99,900     Banco Itau Holding Financeiro SA
                                                                      (ADR)*                                   4,220,775     3.8
                                                           30,700     Uniao de Bancos Brasileiros SA
                                                                      (Unibanco) (GDR)**                         592,510     0.5
                                                                                                            -----------------------
                                                                                                               5,543,435     5.0
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages & Tobacco                    204,000     Companhia de Bebidas das Americas
                                                                      (ADR)*                                   3,865,800     3.5
                   ----------------------------------------------------------------------------------------------------------------
                   Cosmetics & Toiletries                  59,100    +Natura Cosmeticos SA                       825,760     0.7
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities                  49,463,900     Centrais Eletricas Basileiras
                                                                      SA--Eletrobras                             475,007     0.4
                                                          121,600     Companhia Energetica de Minas
                                                                      Gerais SA--CEMIG (ADR)*                  1,709,696     1.5
                                                           20,995     Espirito Santo Centrais Eletricas
                                                                      SA--Escelsa                                534,461     0.5
                                                                                                            -----------------------
                                                                                                               2,719,164     2.4
                   ----------------------------------------------------------------------------------------------------------------
                   Foods                                   70,200     Perdigao SA                                618,412     0.5
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Materials                   436,000     Marcopolo SA                               744,253     0.7
                   ----------------------------------------------------------------------------------------------------------------
                   Integrated                         323,000,000     Brasil Telecom SA                        1,087,089     1.0
                   Telecommunication Services         257,942,792     Tele Norte Leste Participacoes SA        2,535,314     2.3
                                                       90,500,000     Telemar Norte Leste SA 'A'               1,439,414     1.3
                                                                                                            -----------------------
                                                                                                               5,061,817     4.6
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery                            1,235,000     Weg SA                                   2,829,461     2.6
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining                      1,217,000    +Caemi Mineracao e Metalurgica SA           498,738     0.5
                                                           41,000     Companhia Siderurgica Nacional
                                                                      (ADR)*                                   1,911,010     1.7
                                                          218,000     Companhia Vale do Rio Doce
                                                                      (Sponsored ADR)*                         9,461,200     8.5
                                                          190,000     Usinas Siderurgicas de Minas Gerais
                                                                      SA 'A'                                   1,830,719     1.6
                                                                                                            -----------------------
                                                                                                              13,701,667    12.3
                   ----------------------------------------------------------------------------------------------------------------
                   Oil & Gas                              104,000     Petroleo Brasileiro SA--Petrobras
                                                                      (ADR)*                                   2,714,400     2.4
                                                          310,000     Petroleo Brasileiro SA--Petrobras
                                                                      (Preference) (ADR)*                      7,162,302     6.5
                                                                                                            -----------------------
                                                                                                               9,876,702     8.9
                   ----------------------------------------------------------------------------------------------------------------
                   Paper Products                         142,500     Companhia Suzano de Papel e
                                                                      Celulose                                   588,577     0.5
                                                          480,000     Klabin SA                                  627,299     0.6
                                                           25,700     Votorantim Celulose e Papel SA
                                                                      (ADR)*                                     803,382     0.7
                                                                                                            -----------------------
                                                                                                               2,019,258     1.8
                   ----------------------------------------------------------------------------------------------------------------
                   Public Thoroughfares                   144,400     Companhia de Concessoes Rodoviarias      1,227,796     1.1
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retailing                    110,990     Globex Utilidades SA                       290,100     0.3
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Stores                        22,000     Companhia Brasileira de
                                                                      Distribuicao GrupoPao de Acucar
                                                                      (ADR)*                                     330,000     0.3
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless                                59,959     Celular CRT Participacoes SA                 6,772     0.0
                   Telecommunication Services           3,066,000     Celular CRT Participacoes SA 'A'           486,761     0.4
                                                       19,340,000     TIM Sul SA                                 414,696     0.4
                                                       95,500,027     Tele Celular Sul Participacoes SA          101,386     0.1
                                                           54,400     Tele Centro Oeste Celular
                                                                      Participacoes SA (ADR)*                    464,032     0.4


8        MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

Consolidated Schedule of Investments (continued)               (in U.S. dollars)

                                                                                                                         Percent of
Country            Industry@                          Shares Held     Common Stocks                             Value    Net Assets
===================================================================================================================================
Brazil             Wireless                            77,500,000     Tele Nordeste Celular Participacoes
(concluded)        Telecommunication Services                         SA                                    $     77,025     0.1%
                   (concluded)                          8,228,684     Tele Sudeste Celular Participacoes
                                                                      SA                                          11,497     0.0
                                                      299,259,200     Tele Sudeste Celular Participacoes
                                                                      SA (Preference)                            487,660     0.4
                                                       71,000,000     Telemig Celular Participacoes SA           187,867     0.2
                                                           21,700     Telemig Celular Participacoes SA
                                                                      (ADR)*                                     624,092     0.6
                                                              600     Telemig Celular SA                         125,847     0.1
                                                               62     Telemig Celular SA 'G'                       9,003     0.0
                                                          169,200    +Telesp Celular Participacoes SA
                                                                      (ADR)*                                   1,192,860     1.1
                                                                                                            -----------------------
                                                                                                               4,189,498     3.8
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Brazil           53,866,906    48.5
===================================================================================================================================
Chile              Airlines                                59,000     Linea Aerea Nacional Chile SA
                                                                      (ADR)*                                   1,017,160     0.9
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages                               20,000     Compania Cervecerias Unidas SA
                                                                      (ADR)*                                     401,000     0.4
                                                           44,500     Embotelladora Andina SA 'B' (ADR)*         502,850     0.4
                                                                                                            -----------------------
                                                                                                                 903,850     0.8
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks                        33,600     Banco Santander Chile SA (ADR)*            891,072     0.8
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities                     110,000     Empresa Nacional de Electricidad SA
                                                                      (Endesa) (ADR)*                          1,393,700     1.2
                                                          154,000    +Enersis SA (ADR)*                          953,260     0.9
                                                                                                            -----------------------
                                                                                                               2,346,960     2.1
                   ----------------------------------------------------------------------------------------------------------------
                   Integrated                             116,000     Compania de Telecomunicaciones de
                   Telecommunication Services                         Chile SA (ADR)*                          1,381,560     1.3
                                                          123,700     Empresa Nacional de
                                                                      Telecomunicaciones SA                      706,298     0.6
                                                                                                            -----------------------
                                                                                                               2,087,858     1.9
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Chile             7,246,900     6.5
===================================================================================================================================
Colombia           Banks                                   52,400     Bancolombia SA (ADR)*                      342,696     0.3
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Colombia            342,696     0.3
===================================================================================================================================
Mexico             Airport Services                        30,200     Grupo Aeroportuario del Sureste, SA
                                                                      de CV (ADR)*                               569,874     0.5
                   ----------------------------------------------------------------------------------------------------------------
                   Banks                                  144,000     Grupo Financiero Banorte, SA de CV
                                                                      'O'                                        503,492     0.5
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages                               60,500     Fomento Economico Mexicano, SA de
                                                                      CV (ADR)*                                2,597,870     2.3
                                                          334,300     Grupo Modelo, SA de CV 'C'                 829,049     0.8
                                                                                                            -----------------------
                                                                                                               3,426,919     3.1
                   ----------------------------------------------------------------------------------------------------------------
                   Broadcasting & Cable Television         56,900     Grupo Televisa SA (ADR)*                 2,404,594     2.2
                   ----------------------------------------------------------------------------------------------------------------
                   Building                             1,088,000    +Corporacion GEO, SA de CV 'B'            1,401,534     1.3
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials                 183,000     Cemex, SA de CV (ADR)*                   5,369,220     4.8
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer & Electronics Retail           42,000     Grupo Elektra, SA de CV                    218,622     0.2
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products                          303,700     Grupo Industrial Bimbo, SA de CV
                                                                      'A'                                        656,023     0.6
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates               227,500     Alfa, SA 'A'                               747,601     0.7
                                                          188,000     Grupo Carso, SA de CV 'A1'                 724,883     0.6
                                                                                                            -----------------------
                                                                                                               1,472,484     1.3
                   ----------------------------------------------------------------------------------------------------------------
                   Integrated                             258,100     Telefonos de Mexico SA 'L' (ADR)*        8,682,484     7.8
                   Telecommunication Services
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail                       770,600     Controladora Comercial Mexicana, SA
                                                                      de CV                                      904,880     0.8
                                                           13,400     Grupo Elektra, SA de CV (ADR)*             281,266     0.2
                                                        1,691,200     Wal-Mart de Mexico, SA de CV 'V'         5,053,667     4.6
                                                                                                            -----------------------
                                                                                                               6,239,813     5.6
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate                            127,500    +Urbi, Desarrollos Urbanos, SA de CV        387,701     0.3
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless                               297,700     America Movil, SA de CV 'L' (ADR)*      10,434,385     9.4
                   Telecommunication Services
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Mexico           41,767,145    37.6
                   ================================================================================================================


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004            9

[LOGO] Merrill Lynch Investment Managers

Consolidated Schedule of Investments (continued)               (in U.S. dollars)

                                                                                                                         Percent of
Country            Industry@                          Shares Held     Common Stocks                             Value    Net Assets
===================================================================================================================================
Peru               Metals & Mining                         55,000     Compania de Minas Buenaventura SA
                                                                      (ADR)*                                $  1,288,650     1.2%
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Peru              1,288,650     1.2
===================================================================================================================================
Venezuela          Construction Materials                 643,105    +Sudamtex de Venezuela (ADR)* (c)(d)              6     0.0
                   ----------------------------------------------------------------------------------------------------------------
                   Integrated                              31,700     Compania Anonima Nacional Telefonos
                   Telecommunication Services                         de Venezuela (CANTV) (ADR)*                601,666     0.5
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining                         27,350    +International Briquettes Holding,
                                                                      Inc.                                             0     0.0
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Venezuela           601,672     0.5
                   ================================================================================================================
                                                                      Total Investments in Common Stocks
                                                                      (Cost--$105,345,244)                   106,833,228    96.2
                   ================================================================================================================

===================================================================================================================================

                                                                      Mutual Funds
===================================================================================================================================
Chile              Diversified Financial                   27,000     Genesis Chile Fund                       1,464,750     1.3
                   Services
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Investments in Mutual Funds
                                                                      (Cost--$812,313)                         1,464,750     1.3
                   ================================================================================================================

===================================================================================================================================

                                                                      Rights
===================================================================================================================================
Brazil             Wireless                             1,950,340     Tele Celular Sul Participacoes (a)             120     0.0
                   Telecommunication Services
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Investments in Rights
                                                                      (Cost--$0)                                     120     0.0
                   ================================================================================================================

===================================================================================================================================

                                                             Face
                                                           Amount     Fixed Income Securities
===================================================================================================================================
Brazil             Metals & Mining                  BRL 1,099,391    +Companhia Vale do Rio Doce (b)                   0     0.0
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Investments in Fixed Income
                                                                      Securities (Cost--$0)                            0     0.0
                   ================================================================================================================


10       MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

Consolidated Schedule of Investments (concluded)               (in U.S. dollars)

                                                                                                                         Percent of
                                              Beneficial Interest     Short-Term Securities                     Value    Net Assets
                   ================================================================================================================
                                                     US$2,154,141     Merrill Lynch Liquidity Series, LLC
                                                                      Cash Sweep Series I (e)               $  2,154,141    1.9%
                   ----------------------------------------------------------------------------------------------------------------
                                                                      Total Investments in Short-Term
                                                                      Securities (Cost--$2,154,141)            2,154,141    1.9
                   ================================================================================================================
                   Total Investments (Cost--$108,311,698)                                                    110,452,239   99.4

                   Other Assets Less Liabilities                                                                 603,479    0.6
                                                                                                            -----------------------
                   Net Assets                                                                               $111,055,718  100.0%
                                                                                                            =======================

*     American Depositary Receipts (ADR).
**    Global Depositary Receipts (GDR).
+     Non-income producing security.
@ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   The rights may be exercised until 6/01/2004.
(b) Received through a bonus issue from Companhia Vale do Rio Doce. As of May 31, 2004, the bonds have not commenced trading and the coupon rate has not been determined. This security is a perpetual bond and has no definite maturity date.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                   Net     Purchase  Sales  Realized  Dividend
      Affiliate                  Activity    Cost    Cost     Gain     Income
      --------------------------------------------------------------------------
      Sudamtex de
       Venezuela (ADR)              --        --      --       --        +
      --------------------------------------------------------------------------
      +     Non-income producing security.
(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                     Net               Dividend
      Affiliate                                    Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                       $1,769,480              $2,717

      Merrill Lynch Liquidity Series, LLC
       Money Market Series                       $ (450,000)             $  105

      Merrill Lynch Premier Institutional Fund     (150,000)             $   34
      --------------------------------------------------------------------------

      See Notes to Consolidated Financial Statements.


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004           11

[LOGO] Merrill Lynch Investment Managers

Consolidated Statement of Assets and Liabilities

As of May 31, 2004
======================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$106,157,557) ..............................                   $ 108,298,098
                       Investments in affiliated securities, at value
                        (identified cost--$2,154,141) ................................                       2,154,141
                       Foreign cash (cost--$409,896) .................................                         409,799
                       Receivables:
                          Dividends ..................................................  $   1,037,844
                          Capital shares sold ........................................         95,933
                          Interest from affiliates ...................................            684        1,134,461
                                                                                        -------------
                       Prepaid expenses and other assets .............................                          50,988
                                                                                                         -------------
                       Total assets ..................................................                     112,047,487
                                                                                                         -------------
======================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Securities purchased .......................................        563,177
                          Custodian bank .............................................        218,599
                          Capital shares redeemed ....................................         81,743
                          Investment adviser .........................................         81,632
                          Distributor ................................................         23,822
                          Other affiliates ...........................................         22,796
                                                                                        -------------
                       Total liabilities .............................................                         991,769
                                                                                                         -------------
======================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------
                       Net assets ....................................................                   $ 111,055,718
                                                                                                         =============
======================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.10 par value, 100,000,000
                        shares authorized ............................................                   $     382,640
                       Class B Shares of Common Stock, $.10 par value, 100,000,000
                        shares authorized ............................................                          73,678
                       Class C Shares of Common Stock, $.10 par value, 100,000,000
                        shares authorized ............................................                          28,171
                       Class I Shares of Common Stock, $.10 par value, 100,000,000
                        shares authorized ............................................                         192,514
                       Paid-in capital in excess of par ..............................                     275,882,405
                       Accumulated distributions in excess of investment income--net .  $    (111,019)
                       Accumulated realized capital losses on investments and foreign
                        currency transactions--net ...................................   (167,507,281)
                       Unrealized appreciation on investments and foreign currency
                        transactions--net ............................................      2,114,610
                                                                                        -------------
                       Total accumulated losses--net .................................                    (165,503,690)
                                                                                                         -------------
                       Net Assets ....................................................                   $ 111,055,718
                                                                                                         =============
======================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $63,031,803 and 3,826,397
                        shares outstanding ...........................................                   $       16.47
                                                                                                         =============
                       Class B--Based on net assets of $11,646,434 and 736,781
                        shares outstanding ...........................................                   $       15.81
                                                                                                         =============
                       Class C--Based on net assets of $4,437,936 and 281,711
                        shares outstanding ...........................................                   $       15.75
                                                                                                         =============
                       Class I--Based on net assets of $31,939,545 and 1,925,142
                        shares outstanding ...........................................                   $       16.59
                                                                                                         =============

      See Notes to Consolidated Financial Statements.


12       MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

Consolidated Statement of Operations

For the Six Months Ended May 31, 2004
======================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $217,592 foreign withholding tax) ...........                   $   2,521,192
                       Interest from affiliates ......................................                           2,717
                       Securities lending--net .......................................                             139
                                                                                                         -------------
                       Total income ..................................................                       2,524,048
                                                                                                         -------------
======================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ......................................  $     605,621
                       Account maintenance fees--Class A .............................         85,668
                       Account maintenance and distribution fees--Class B ............         72,669
                       Transfer agent fees--Class A ..................................         70,728
                       Custodian fees ................................................         54,376
                       Accounting services ...........................................         48,002
                       Professional fees .............................................         38,436
                       Transfer agent fees--Class I ..................................         34,325
                       Printing and shareholder reports ..............................         24,642
                       Account maintenance and distribution fees--Class C ............         24,033
                       Registration fees .............................................         22,496
                       Directors' fees and expenses ..................................         21,136
                       Transfer agent fees--Class B ..................................         18,126
                       Transfer agent fees--Class C ..................................          5,881
                       Pricing fees ..................................................          1,357
                       Other .........................................................         20,732
                                                                                        -------------
                       Total expenses ................................................                       1,148,228
                                                                                                         -------------
                       Investment income--net ........................................                       1,375,820
                                                                                                         -------------
======================================================================================================================
Realized & Unrealized Gain (Loss) on Investments & Foreign Currency Transactions--Net
----------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) from:
                          Investments--net ...........................................     11,734,728
                          Foreign currency transactions--net .........................        (61,621)      11,673,107
                                                                                        -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net ...........................................     (5,848,610)
                          Foreign currency transactions--net .........................        (24,094)      (5,872,704)
                                                                                        ------------------------------
                       Total realized and unrealized gain on investments and
                        foreign currency transactions--net ...........................                       5,800,403
                                                                                                         -------------
                       Net Increase in Net Assets Resulting from Operations ..........                   $   7,176,223
                                                                                                         =============

      See Notes to Consolidated Financial Statements.


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004           13

[LOGO] Merrill Lynch Investment Managers

Consolidated Statements of Changes in Net Assets

                                                                                          For the Six        For the
                                                                                         Months Ended      Year Ended
                                                                                            May 31,       November 30,
Increase (Decrease) in Net Assets:                                                           2004             2003
======================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------
                       Investment income--net ........................................  $   1,375,820    $   1,260,645
                       Realized gain (loss) on investments and foreign currency
                        transactions--net ............................................     11,673,107       (5,293,061)
                       Change in unrealized appreciation/depreciation on investments
                        and foreign currency transactions--net .......................     (5,872,704)      44,115,104
                                                                                        ------------------------------
                       Net increase in net assets resulting from operations ..........      7,176,223       40,082,688
                                                                                        ------------------------------
======================================================================================================================
Dividends to Shareholders
----------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ....................................................     (1,086,038)        (124,593)
                          Class B ....................................................       (131,947)              --
                          Class C ....................................................        (47,405)              --
                          Class I ....................................................       (551,604)         (97,673)
                                                                                        ------------------------------
                       Net decrease in net assets resulting from dividends to
                        shareholders .................................................     (1,816,994)        (222,266)
                                                                                        ------------------------------
======================================================================================================================
Capital Share Transactions
----------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from capital share
                        transactions .................................................     (3,462,037)     (11,125,173)
                                                                                        ------------------------------
======================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ..................................      1,897,192       28,735,249
                       Beginning of period ...........................................    109,158,526       80,423,277
                                                                                        ------------------------------
                       End of the period* ............................................  $ 111,055,718    $ 109,158,526
                                                                                        ==============================
                          * Undistributed (accumulated distributions in excess
                             of) investment income--net ..............................  $    (111,019)   $     330,155
                                                                                        ==============================

      See Notes to Consolidated Financial Statements.


14       MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

Consolidated Financial Highlights

                                                                                            Class A
                                                             ---------------------------------------------------------------------
The following per share data and ratios have been derived     For the Six                          For the
from information provided in the financial statements.       Months Ended                   Year Ended November 30,+
                                                                May 31,       ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2004          2003           2002           2001           2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $ 15.71         $ 10.15        $ 11.56        $ 13.00        $ 12.83
                                                              --------------------------------------------------------------------
                       Investment income--net*** ..........       .20             .19            .16            .09            .03
                       Realized and unrealized gain (loss)
                        on investments and foreign
                        currency transactions--net ........       .83            5.40          (1.57)         (1.53)           .34
                                                              --------------------------------------------------------------------
                       Total from investment operations ...      1.03            5.59          (1.41)         (1.44)           .37
                                                              --------------------------------------------------------------------
                       Less dividends:
                          Investment income--net ..........      (.27)           (.03)            --             --           (.16)
                          In excess of investment
                           income--net ....................        --              --             --             --           (.04)
                                                              --------------------------------------------------------------------
                       Total dividends ....................      (.27)           (.03)            --             --           (.20)
                                                              --------------------------------------------------------------------
                       Net asset value, end of period .....   $ 16.47         $ 15.71        $ 10.15        $ 11.56        $ 13.00
                                                              ====================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .      6.63%@         55.23%        (12.20%)       (11.08%)         2.71%
                                                              ====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...........................      1.83%*          2.07%          2.10%          1.98%          1.73%
                                                              ====================================================================
                       Investment income--net .............      2.33%*          1.52%          1.37%           .69%           .20%
                                                              ====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $63,032         $62,145        $42,062        $39,508        $46,514
                                                              ====================================================================
                       Portfolio turnover .................     28.96%          57.86%         45.85%         43.74%         41.70%
                                                              ====================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
@     Aggregate total investment return.

      See Notes to Consolidated Financial Statements.


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004           15

[LOGO] Merrill Lynch Investment Managers

                                                                                            Class B
                                                             ---------------------------------------------------------------------
The following per share data and ratios have been derived     For the Six                          For the
from information provided in the financial statements.       Months Ended                   Year Ended November 30,
                                                                May 31,       ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2004          2003           2002           2001           2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $ 15.01         $  9.75        $ 11.20        $ 12.69        $ 12.52
                                                              --------------------------------------------------------------------
                       Investment income (loss)--net*** ...       .12             .08            .07             --+          (.07)
                       Realized and unrealized gain (loss)
                        on investments and foreign
                        currency transactions--net ........       .82            5.18          (1.52)         (1.49)           .32
                                                              --------------------------------------------------------------------
                       Total from investment operations ...       .94            5.26          (1.45)         (1.49)           .25
                                                              --------------------------------------------------------------------
                       Less dividends:
                          Investment income--net ..........      (.14)             --             --             --           (.06)
                          In excess of investment
                           income--net ....................        --              --             --             --           (.02)
                                                              --------------------------------------------------------------------
                       Total dividends ....................      (.14)             --             --             --           (.08)
                                                              --------------------------------------------------------------------
                       Net asset value, end of period .....   $ 15.81         $ 15.01        $  9.75        $ 11.20        $ 12.69
                                                              ====================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .      6.26%@         53.95%        (12.95%)       (11.74%)         1.94%
                                                              ====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...........................      2.62%*          2.89%          2.91%          2.78%          2.51%
                                                              ====================================================================
                       Investment income (loss)--net ......      1.44%*           .75%           .62%          (.04%)         (.44%)
                                                              ====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $11,646         $15,129        $18,259        $49,253        $87,317
                                                              ====================================================================
                       Portfolio turnover .................     28.96%          57.86%         45.85%         43.74%         41.70%
                                                              ====================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Amount is less than $(.01) per share.
@     Aggregate total investment return.

      See Notes to Consolidated Financial Statements.


16       MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

                                                                                            Class C
                                                             ---------------------------------------------------------------------
The following per share data and ratios have been derived     For the Six                          For the
from information provided in the financial statements.       Months Ended                   Year Ended November 30,
                                                                May 31,       ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2004          2003           2002           2001           2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $ 15.00         $  9.74        $ 11.19        $ 12.68        $ 12.53
                                                              --------------------------------------------------------------------
                       Investment income (loss)--net*** ...       .13             .08            .07           (.01)          (.07)
                       Realized and unrealized gain (loss)
                        on investments and foreign
                        currency transactions--net ........       .79            5.18          (1.52)         (1.48)           .32
                                                              --------------------------------------------------------------------
                       Total from investment operations ...       .92            5.26          (1.45)         (1.49)           .25
                                                              --------------------------------------------------------------------
                       Less dividends:
                          Investment income--net ..........      (.17)             --             --             --           (.08)
                          In excess of investment
                           income--net ....................        --              --             --             --           (.02)
                                                              --------------------------------------------------------------------
                       Total dividends ....................      (.17)             --             --             --           (.10)
                                                              --------------------------------------------------------------------
                       Net asset value, end of period .....   $ 15.75         $ 15.00        $  9.74        $ 11.19        $ 12.68
                                                              ====================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .      6.19%@         54.00%        (12.96%)       (11.75%)         1.90%
                                                              ====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...........................      2.62%*          2.88%          2.91%          2.78%          2.51%
                                                              ====================================================================
                       Investment income (loss)--net ......      1.54%*           .71%           .59%          (.06%)         (.48%)
                                                              ====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $ 4,438         $ 4,074        $ 3,084        $ 4,538        $ 7,000
                                                              ====================================================================
                       Portfolio turnover .................     28.96%          57.86%         45.85%         43.74%         41.70%
                                                              ====================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Consolidated Financial Statements.


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004           17

[LOGO] Merrill Lynch Investment Managers

Consolidated Financial Highlights (concluded)

                                                                                            Class I
                                                             ---------------------------------------------------------------------
The following per share data and ratios have been derived     For the Six                          For the
from information provided in the financial statements.       Months Ended                   Year Ended November 30,+
                                                                May 31,       ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2004          2003           2002           2001           2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $ 15.83         $ 10.23        $ 11.66        $ 13.08        $ 12.89
                                                              --------------------------------------------------------------------
                       Investment income--net*** ..........       .23             .22            .19            .13            .07
                       Realized and unrealized gain (loss)
                        on investments and foreign
                        currency transactions--net ........       .84            5.44          (1.59)         (1.55)           .35
                                                              --------------------------------------------------------------------
                       Total from investment operations ...      1.07            5.66          (1.40)         (1.42)           .42
                                                              --------------------------------------------------------------------
                       Less dividends:
                          Investment income--net ..........      (.31)           (.06)          (.03)            --           (.18)
                          In excess of investment
                           income--net ....................        --              --             --             --           (.05)
                                                              --------------------------------------------------------------------
                       Total dividends ....................      (.31)           (.06)          (.03)            --           (.23)
                                                              --------------------------------------------------------------------
                       Net asset value, end of period .....   $ 16.59         $ 15.83        $ 10.23        $ 11.66        $ 13.08
                                                              ====================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .      6.79%@         55.61%        (12.04%)       (10.86%)         3.04%
                                                              ====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...........................      1.58%*          1.81%          1.85%          1.73%          1.48%
                                                              ====================================================================
                       Investment income--net .............      2.60%*          1.78%          1.63%           .97%           .48%
                                                              ====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $31,940         $27,811        $17,018        $22,753        $30,466
                                                              ====================================================================
                       Portfolio turnover .................     28.96%          57.86%         45.85%         43.74%         41.70%
                                                              ====================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
@     Aggregate total investment return.

      See Notes to Consolidated Financial Statements.


18       MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

Notes to Consolidated Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Latin America Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004           19

[LOGO] Merrill Lynch Investment Managers

(b) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.


20       MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within three business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Basis of consolidation -- The accompanying consolidated financial statements include the accounts of Merrill Lynch Latin America Fund Chile Ltd., a wholly-owned subsidiary, which primarily invests in Chilean securities. Intercompany accounts and transactions have been eliminated.

(j) Custodian bank -- The Fund recorded an amount payable to the custodian bank resulting from a timing difference of security transaction settlements.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 1.0%, on an annual basis, of the average daily value of the Fund's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Account      Distribution
                                                   Maintenance Fee      Fee
--------------------------------------------------------------------------------
Class A ..................................              .25%             --
Class B ..................................              .25%            .75%
Class C ..................................              .25%            .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004           21

[LOGO] Merrill Lynch Investment Managers

For the six months ended May 31, 2004, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ..............................              $ 6,921              $13,486
--------------------------------------------------------------------------------

For the six months ended May 31, 2004, MLPF&S received contingent deferred sales charges of $4,324 and $1,242 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $206 relating to transactions subject to front-end sales charge waivers in Class A Shares.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended May 31, 2004, MLIM, LLC received $57 in securities lending agent fees.

In addition, MLPF&S received $26,653 in commissions on the execution of portfolio security transactions for the Fund for the six months ended May 31, 2004.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended May 31, 2004, the Fund reimbursed MLIM $1,259 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2004 were $34,095,778 and $40,053,624, respectively.

Net realized gains (losses) for the six months ended May 31, 2004 and net unrealized appreciation/depreciation as of May 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                 Realized          Appreciation/
                                              Gains (Losses)       Depreciation
--------------------------------------------------------------------------------
Long-term investments ..................       $ 11,734,728        $  2,140,541
Foreign currency transactions ..........            (61,621)            (25,931)
                                               --------------------------------
Total ..................................       $ 11,673,107        $  2,114,610
                                               ================================

As of May 31, 2004, net unrealized appreciation for Federal income tax purposes aggregated $878,243, of which $21,524,743 related to appreciated securities and $20,646,500 related to depreciated securities. At May 31, 2004, the aggregate cost of investments for Federal income tax purposes was $109,573,996.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $3,462,037 and $11,125,173 for the six months ended May 31, 2004 and the year ended November 30, 2003, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended May 31, 2004                                  Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            144,152        $  2,578,977
Automatic conversion of shares .........            190,412           3,347,660
Shares issued to shareholders in
 reinvestment of dividends .............             54,761             879,468
                                               --------------------------------
Total issued ...........................            389,325           6,806,105
Shares redeemed ........................           (518,324)         (8,998,825)
                                               --------------------------------
Net decrease ...........................           (128,999)       $ (2,192,720)
                                               ================================

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended November 30, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            142,406        $  1,869,487
Automatic conversion of shares .........            531,872           6,212,632
Shares issued to shareholders in
 reinvestment of dividends .............              9,844             103,051
                                               --------------------------------
Total issued ...........................            684,122           8,185,170
Shares redeemed ........................           (871,219)        (10,760,689)
                                               --------------------------------
Net decrease ...........................           (187,097)       $ (2,575,519)
                                               ================================


22       MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004

Notes to Consolidated Financial Statements (concluded)

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended May 31, 2004                                  Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................             25,165        $    432,739
Shares issued to shareholders in
 reinvestment of dividends .............              7,013             108,484
                                               --------------------------------
Total issued ...........................             32,178             541,223
Automatic conversion of shares .........           (198,298)         (3,347,660)
Shares redeemed ........................           (104,826)         (1,765,780)
                                               --------------------------------
Net decrease ...........................           (270,946)       $ (4,572,217)
                                               ================================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended November 30, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            102,934        $  1,246,376
Automatic conversion of shares .........           (554,067)         (6,212,632)
Shares redeemed ........................           (413,343)         (4,674,809)
                                               --------------------------------
Net decrease ...........................           (864,476)       $ (9,641,065)
                                               ================================

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended May 31, 2004                                  Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................             62,847        $  1,101,774
Shares issued to shareholders in
 reinvestment of dividends .............              2,431              37,462
                                               --------------------------------
Total issued ...........................             65,278           1,139,236
Shares redeemed ........................            (55,196)           (915,710)
                                               --------------------------------
Net increase ...........................             10,082        $    223,526
                                               ================================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended November 30, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................             18,067        $    237,085
Shares redeemed ........................            (62,918)           (733,053)
                                               --------------------------------
Net decrease ...........................            (44,851)       $   (495,968)
                                               ================================

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended May 31, 2004                                  Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            566,978        $ 10,171,782
Shares issued to shareholders in
 reinvestment of dividends .............             31,287             505,597
                                               --------------------------------
Total issued ...........................            598,265          10,677,379
Shares redeemed ........................           (429,711)         (7,598,005)
                                               --------------------------------
Net increase ...........................            168,554        $  3,079,374
                                               ================================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended November 30, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            672,066        $  8,912,717
Shares issued to shareholders in
 reinvestment of dividends .............              9,012              93,995
                                               --------------------------------
Total issued ...........................            681,078           9,006,712
Shares redeemed ........................           (587,321)         (7,419,333)
                                               --------------------------------
Net increase ...........................             93,757        $  1,587,379
                                               ================================

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended May 31, 2004.

6. Commitments:

At May 31, 2004, the Fund entered into foreign exchange contracts under which it had agreed to purchase foreign currency with an approximate value of $562,000.

7. Capital Loss Carryforward:

On November 30, 2003, the Fund had a net capital loss carryforward of $178,438,949, of which $53,474,080 expires in 2004, $52,461,806 expires in 2006,
$26,681,113 expires in 2007, $4,233,519 expires in 2009, $30,609,327 expires in
2010 and $10,979,104 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.


         MERRILL LYNCH LATIN AMERICA FUND, INC.        MAY 31, 2004           23

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Latin America Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                  #16140 -- 5/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Latin America Fund, Inc.


        By: /s/ Terry K. Glenn
            ----------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Latin America Fund, Inc.

        Date: July 19, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ----------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Latin America Fund, Inc.

        Date: July 19, 2004


        By: /s/ Donald C. Burke
            ----------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Latin America Fund, Inc.

        Date: July 19, 2004